UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
     (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800)-331-1792

Date of fiscal year end:  August 31
Date of reporting period:  February 28, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

U.S. TREASURY RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.0%

	U.S. Treasury Notes — 1.7%
	U.S. Treasury Notes:
$60,000,000	3.125% due 4/15/09	$60,201,598
287,000,000	3.875% due 5/15/09	289,012,427
200,000,000	4.875% due 5/15/09	201,852,966
50,000,000	4.625% due 7/31/09	50,652,310

	Total U.S. Treasury Notes (Cost — $601,719,301)	601,719,301

	U.S. Treasury Bills — 98.3%
	U.S. Treasury Bills:
4,401,341,000	0.140% - 1.903% due 3/5/09(a)	4,401,246,290
3,940,254,000	0.085% - 1.308% due 3/12/09(a)	3,940,016,028
4,035,362,000	0.100% - 1.542% due 3/19/09(a)	4,034,894,176
4,697,170,000	0.205% - 1.806% due 3/26/09(a)	4,696,145,973
1,342,864,000	0.100% - 1.206% due 4/2/09(a)	1,342,250,644
1,713,700,000	0.150% - 1.096% due 4/9/09(a)	1,713,232,330
150,000,000	0.120% due 4/16/09(a)	149,977,500
150,000,000	0.140% due 4/23/09(a)	149,969,667
636,000,000	0.280% - 1.360% due 4/29/09(a)	634,875,283
803,198,000	0.150% - 1.400% due 4/30/09(a)	802,385,865
500,000,000	0.270% due 5/7/09(a)	499,752,500
1,675,000,000	0.290% - 0.995% due 5/14/09(a)	1,673,600,835
1,715,009,000	0.753% - 0.995% due 5/15/09(a)	1,711,874,983
1,794,269,000	0.260% - 0.934% due 5/21/09(a)	1,792,412,696
1,130,242,000	0.250% - 0.491% due 5/28/09(a)	1,129,413,294
926,435,000	0.330% - 2.448% due 6/4/09(a)	924,088,528
250,000,000	0.300% due 6/11/09(a)	249,789,583
250,000,000	0.270% due 6/18/09(a)	249,797,500
250,000,000	0.285% due 6/25/09(a)	249,772,395
500,000,000	1.363% due 6/24/09(a)	497,862,500
325,000,000	0.532% - 2.350% due 7/2/09(a)	324,119,312
250,000,000	0.321% due 7/9/09(a)	249,713,333
28,625,000	0.290% due 7/16/09(a)	28,593,640
250,000,000	0.321% due 7/23/09(a)	249,682,222
1,025,000,000	0.346% - 2.355% due 7/30/09(a)	1,021,821,876
250,000,000	0.391% due 8/6/09(a)	249,574,791
250,000,000	0.481% due 8/13/09(a)	249,453,333
250,000,000	0.471% due 8/20/09(a)	249,441,875
350,000,000	0.496% due 8/27/09(a)	349,143,375
500,000,000	0.391% - 0.421% due 9/15/09(a)	498,891,874
100,000,000	1.958% due 9/24/09(a)	98,901,333
350,000,000	0.775% - 0.989% due 10/22/09(a)	348,105,250

See Notes to Financial Statements.

20 | U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report

U.S. TREASURY RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	U.S. Treasury Bills — 98.3% continued
$173,000,000	0.638% - 1.051% due 11/19/09(a)	$172,132,707
150,000,000	0.709% due 12/17/09(a)	149,148,125
100,000,000	0.614% due 2/11/10(a)	99,413,722

	Total U.S. Treasury Bills (Cost — $35,181,495,338)	35,181,495,338

	TOTAL INVESTMENTS — 100.0% (Cost — $35,783,214,639#)	35,783,214,639
	Other Assets in Excess of Liabilities — 0.0%	4,094,577

	TOTAL NET ASSETS — 100.0%	$35,787,309,216

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report | 21

Statement of assets and liabilities (unaudited)

U.S. Treasury Reserves Portfolio
February 28, 2009

ASSETS:
Investments, at amortized cost	$35,783,214,639
Cash	219
Interest receivable	7,071,622
Prepaid expenses	73,540

Total Assets	35,790,360,020
LIABILITIES:
Investment management fee payable	2,738,270
Trustees’ fees payable	101,419
Accrued expenses	211,115

Total Liabilities	3,050,804

TOTAL NET ASSETS	$35,787,309,216

REPRESENTED BY:
Paid-in capital	$35,787,309,216

See Notes to Financial Statements.

22 | U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report

Statement of operations (unaudited)

U.S. Treasury Reserves Portfolio
For the Six Months Ended February 28, 2009

INVESTMENT INCOME:
Interest	$162,631,020

EXPENSES:
Investment management fee (Note 2)	18,949,364
Legal fees	374,207
Trustees’ fees	349,729
Custody fees	92,359
Insurance	68,761
Audit and tax	14,263
Miscellaneous expenses	46,230

Total Expenses	19,894,913
Less: Fee waivers and/or expense reimbursements (Note 2)	(889,437)
Fees paid indirectly (Note 1)	(56,112)

Net Expenses	18,949,364

NET INVESTMENT INCOME	143,681,656

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS	5,212,215

INCREASE IN NET ASSETS FROM OPERATIONS	$148,893,871

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report | 23

Statement of changes in net assets

U.S. Treasury Reserves Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (unaudited) AND THE YEAR ENDED AUGUST 31, 2008	2009	2008

OPERATIONS:
Net investment income	$143,681,656	$210,237,760
Net realized gain	5,212,215	111,668

Increase in Net Assets From Operations	148,893,871	210,349,428

CAPITAL TRANSACTIONS:
Proceeds from contributions	49,250,318,966	28,002,585,878
Value of withdrawals	(28,021,616,030)	(18,229,220,393)

Increase in Net Assets From Capital Transactions	21,228,702,936	9,773,365,485

INCREASE IN NET ASSETS	21,377,596,807	9,983,714,913

NET ASSETS:
Beginning of period	14,409,712,409	4,425,997,496

End of period	$35,787,309,216	$14,409,712,409

See Notes to Financial Statements.

24 | U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report

Financial highlights

U.S. Treasury Reserves Portfolio

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:

	2009[1]		2008	2007	2006	2005	2004

NET ASSETS,
END OF PERIOD (000s)	$35,787,309		$14,409,712	$4,425,997	$1,490,486	$1,218,904	$1,562,711

Total return[2]	0.41%		2.59%	4.96%	4.21%	2.25%	0.92%

RATIOS TO AVERAGE
NET ASSETS:
Gross expenses	0.10%[3]		0.11%	0.12%[4]	0.13%	0.18%	0.18%
Net expenses[5,6,7]	0.10	[3]	0.10	0.10 [4]	0.10	0.10	0.10
Net investment income	0.76	[3]	2.18	4.76	4.16	2.16	0.91

[1]	For the six months ended February 28, 2009 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.10%.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report | 25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no-load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At February 28, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26 | U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	FEBRUARY 28, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in Securities	$35,783,214,639	—	$35,783,214,639	—

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(d) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax return for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report  | 27

Notes to financial statements (unaudited) continued

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2009, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the six months ended February 28, 2009, the manager waived a portion of its fee in the amount of $889,437.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all

28 | U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report

fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filled in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report  | 29

Notes to financial statements (unaudited) continued

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

4. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed

30 | U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report

counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

5. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

U.S. Treasury Reserves Portfolio 2009 Semi-Annual Report  | 31

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the U.S. Treasury Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management during the meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Citi U.S. Treasury Reserves, a series of Legg Mason Partners Money Market Trust, Citi Premium U.S. Treasury Reserves, a series of Legg Mason Partners Premium Money Market Trust, and Citi Institutional U.S. Treasury Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their

32 | U.S. Treasury Reserves Portfolio

independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

U.S. Treasury Reserves Portfolio | 33

Board approval of management and subadvisory agreements (unaudited) continued

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Citi U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as U.S. Treasury money market funds by Lipper, showed, among other data, that its performance for the 1-, 3- and 5-year periods ended June 30, 2008 was below the median. The information comparing Citi Premium U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as U.S. Treasury money market funds by Lipper, showed, among other data, that its performance for the 1-year period ended June 30, 2008 was slightly above the median and that its performance for the 3- and 5-year periods ended June 30, 2008 was above the median. The information comparing Citi Institutional U.S. Treasury Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional U.S. Treasury money market funds by Lipper, showed, among other data, that its performance for the 1- and 3-year periods ended June 30, 2008 was slightly below the median and that its performance for the 5-year period ended June 30, 2008 was slightly above the median. The Board noted the explanations from the Manager concerning the underperformance of Citi U.S. Treasury Reserves’ and Citi Institutional U.S. Treasury Reserves’ versus the peer group for the relevant periods.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to continue to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Feeder

34 | U.S. Treasury Reserves Portfolio

Funds and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (each, an “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee (which reflects a fee waiver) as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as U.S. Treasury money market funds or funds classified as institutional U.S. Treasury money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed that: for Citi U.S. Treasury Reserves, the Contractual Management Fee was slightly above the median and the Actual Management

U.S. Treasury Reserves Portfolio | 35

Board approval of management and subadvisory agreements (unaudited) continued

Fee was below the median; for Citi Premium U.S. Treasury Reserves, the Contractual Management Fee and the Actual Management Fee were below the median; and for Citi Institutional U.S. Treasury Reserves, the Contractual Management Fee was below the median and the Actual Management Fee was at the median.

The Board also noted that the actual total expense ratio was above the median for Citi U.S. Treasury Reserves, was below the median for Citi Premium U.S. Treasury Reserves, and was slightly above the median for Citi Institutional U.S. Treasury Reserves. In addition, the Board noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than each Feeder Fund’s current contractual management fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that, among other things, the Actual Management Fee for Citi Premium U.S. Treasury Reserves is below or at the median of its Lipper expense group, and that Citi Institutional U.S. Treasury Reserves had reached the specified asset levels at which one or more breakpoints to its contractual management fee are triggered. In addition, the Board noted that, at the time of measurement, Citi U.S. Treasury Reserves was below the specified asset level at which a breakpoint to its Contractual Management Fee waiver be triggered. However, the Board also acknowledged that the Fund had exceeded the specified asset level earlier in the annual period under consideration. The Board also considered whether, for Citi U.S. Treasury Reserves and Citi Institutional U.S. Treasury Reserves, the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in its asset levels.

36 | U.S. Treasury Reserves Portfolio

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

U.S. Treasury Reserves Portfolio | 37

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES and SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

Exhibit 99.CODE ETH

	(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 5, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date: May 5, 2009